Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	GOLDMAN SACHS TRUST
Central Index Key	0000822977
Amendment Flag	false
Document Creation Date	Mar 22, 2013
Document Effective Date	Mar 22, 2013
Prospectus Date	Feb 28, 2013

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R

Shares of the

Goldman Sachs Retirement Portfolio Completion Fund

(the “Fund”)

Supplement dated March 22, 2013 to the

Prospectus dated February 28, 2013 (the “Prospectus”)

Effective immediately, the “Annual Fund Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Fund” section of the Fund’s Prospectus is replaced in its entirety with the following:

	Class A	Class C	Institutional	Class IR	Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None	0.50%
Other Expenses[2,3]	22.03%	22.01%	21.88%	22.04%	22.03%
Acquired Fund Fees and Expenses[4]	0.24%	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses[5]	22.97%	23.70%	22.57%	22.73%	23.22%
Fee Waiver and Expense Limitation[6]	(22.00)%	(21.99)%	(21.99)%	(21.97)%	(21.99)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[5]	0.97%	1.71%	0.58%	0.76%	1.23%

[2]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[3]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[4]	The Fund’s “Acquired Fund Fees and Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[5]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[6]	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.064% of the Fund’s average daily net assets, and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. Each arrangement will remain in effect through at least February 28, 2014, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

Effective immediately, the table in the “Summary—Expense Example” section of the Fund’s Prospectus is replaced in its entirety with the following:

	1 Year	3 Years
Class A Shares	$470	$4,281
Class C Shares
– Assuming complete redemption at end of period	$274	$4,197
– Assuming no redemption	$174	$4,197
Institutional Shares	$59	$3,981
Class IR Shares	$78	$4,013
Class R Shares	$125	$4,106

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Supplement [Text Block]	gst21_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R

Shares of the

Goldman Sachs Retirement Portfolio Completion Fund

(the “Fund”)

Supplement dated March 22, 2013 to the

Prospectus dated February 28, 2013 (the “Prospectus”)

Effective immediately, the “Annual Fund Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Fund” section of the Fund’s Prospectus is replaced in its entirety with the following:

	Class A	Class C	Institutional	Class IR	Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None	0.50%
Other Expenses[2,3]	22.03%	22.01%	21.88%	22.04%	22.03%
Acquired Fund Fees and Expenses[4]	0.24%	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses[5]	22.97%	23.70%	22.57%	22.73%	23.22%
Fee Waiver and Expense Limitation[6]	(22.00)%	(21.99)%	(21.99)%	(21.97)%	(21.99)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[5]	0.97%	1.71%	0.58%	0.76%	1.23%

[2]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[3]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[4]	The Fund’s “Acquired Fund Fees and Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[5]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[6]	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.064% of the Fund’s average daily net assets, and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. Each arrangement will remain in effect through at least February 28, 2014, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

Effective immediately, the table in the “Summary—Expense Example” section of the Fund’s Prospectus is replaced in its entirety with the following:

	1 Year	3 Years
Class A Shares	$470	$4,281
Class C Shares
– Assuming complete redemption at end of period	$274	$4,197
– Assuming no redemption	$174	$4,197
Institutional Shares	$59	$3,981
Class IR Shares	$78	$4,013
Class R Shares	$125	$4,106

Goldman Sachs Retirement Portfolio Completion Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst21_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R

Shares of the

Goldman Sachs Retirement Portfolio Completion Fund

(the “Fund”)

Supplement dated March 22, 2013 to the

Prospectus dated February 28, 2013 (the “Prospectus”)

Effective immediately, the “Annual Fund Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Fund” section of the Fund’s Prospectus is replaced in its entirety with the following:

	Class A	Class C	Institutional	Class IR	Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None	0.50%
Other Expenses[2,3]	22.03%	22.01%	21.88%	22.04%	22.03%
Acquired Fund Fees and Expenses[4]	0.24%	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses[5]	22.97%	23.70%	22.57%	22.73%	23.22%
Fee Waiver and Expense Limitation[6]	(22.00)%	(21.99)%	(21.99)%	(21.97)%	(21.99)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[5]	0.97%	1.71%	0.58%	0.76%	1.23%

[2]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[3]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[4]	The Fund’s “Acquired Fund Fees and Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[5]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[6]	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.064% of the Fund’s average daily net assets, and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. Each arrangement will remain in effect through at least February 28, 2014, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

Effective immediately, the table in the “Summary—Expense Example” section of the Fund’s Prospectus is replaced in its entirety with the following:

	1 Year	3 Years
Class A Shares	$470	$4,281
Class C Shares
– Assuming complete redemption at end of period	$274	$4,197
– Assuming no redemption	$174	$4,197
Institutional Shares	$59	$3,981
Class IR Shares	$78	$4,013
Class R Shares	$125	$4,106

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Fund’s “Acquired Fund Fees and Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Retirement Portfolio Completion Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	22.03%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	22.97%	[4]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(22.00%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.97%	[4]
1 Year	rr_ExpenseExampleYear01	470
3 Years	rr_ExpenseExampleYear03	4,281
Goldman Sachs Retirement Portfolio Completion Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	22.01%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	23.70%	[4]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(21.99%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.71%	[4]
1 Year	rr_ExpenseExampleYear01	274
3 Years	rr_ExpenseExampleYear03	4,197
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	4,197
Goldman Sachs Retirement Portfolio Completion Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	21.88%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	22.57%	[4]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(21.99%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.58%	[4]
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	3,981
Goldman Sachs Retirement Portfolio Completion Fund | Class IR
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	22.04%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	22.73%	[4]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(21.97%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.76%	[4]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	4,013
Goldman Sachs Retirement Portfolio Completion Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	22.03%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	23.22%	[4]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(21.99%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.23%	[4]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	4,106

[1]	The Fund's "Other Expenses" have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Fund's "Acquired Fund Fees and Expenses" have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[5]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.064% of the Fund's average daily net assets, and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. Each arrangement will remain in effect through at least February 28, 2014, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 22, 2013